Short-Term Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Borrowings
NOTE 9 - SHORT-TERM BORROWINGS
Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2021		At December 31, 2020
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$—	$—	$—
Maximum indebtedness during the year	50,000	—	50,000	102,700
Average balance during the year	137	—	228	8,151
Average rate paid during the year	0.73%	—	0.35%	1.64%
Interest rate on year end balance	—	—	—	—

	At December 31, 2019
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$101,500
Maximum indebtedness during the year	20,000	192,700
Average balance during the year	137	112,088
Average rate paid during the year	2.19%	2.32%
Interest rate on year end balance	—	1.63%
Average balances during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.
These borrowing transactions can range from overnight to six months in maturity. At December 31, 2021 and 2020, there were no short-term borrowings with outstanding balances. The average maturity was one day at December 31, 2019.